COST OF SALES	12 Months Ended
Dec. 31, 2020
COST OF SALES [Abstract]
COST OF SALES
12.	COST OF SALES

For the years ended December 31, 2020, 2019 and 2018, cost of sales consists of the following:

	December 31, 2020 $	December 31, 2019 $	December 31, 2018 $
Amortization	388,859	349,668	315,581
Driver expenses	121,352	211,204	29,470
Fuel	396,343	422,726	350,357
Salaries and wages	4,983,299	3,352,958	2,187,768
Vehicle rentals	58,042	-	-
	5,947,895	4,336,556	2,883,176